Document And Entity Information	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	S&W Seed Company
Entity Central Index Key	0001477246
Entity Emerging Growth Company	false
Securities Act File Number	001-34719
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-1275784
Entity Address, Address Line One	2101 Ken Pratt Blvd, Suite 201
Entity Address, City or Town	Longmont
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80501
City Area Code	720
Local Phone Number	506-9191
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SANW
Security Exchange Name	NONE